Income Tax - Schedule of Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025		Mar. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Income before income tax	$ 3,598,877	$ 3,169,906		$ 910,501
Statutory income tax rate amount	$ 593,815
Statutory income tax rate percent	16.50%	0.00%		0.00%
Income tax calculated at statutory rate
Rate differences in various jurisdictions amount		722,893		150,233
Change in valuation allowance amount	$ (33,023)
Change in valuation allowance percent	(0.90%)
Non-taxable income amount	$ (72,882)	(49,833)		(6,736)
Non-taxable income percent	2.00%
Tax effect of non-deductible expenditure		11,374		17,310
Tax credit allowed by Hong Kong government amount	$ (21,538)	(21,154)	[1]	(21,538)	[1]
Tax credit allowed by Hong Kong government percent	(0.60%)
Tax effect of deductible temporary difference		(5,714)		(12,428)
Others amount	$ 43,471
Others percent	1.20%
Income tax expense	$ 791,871	$ 657,566		$ 126,841
Effective tax rate percent	22.00%
HK and Cayman [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Rate differences in various jurisdictions amount	$ (2,856)
Rate differences in various jurisdictions percent	(0.10%)
HK and Vietnam [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Rate differences in various jurisdictions amount	$ 284,884
Rate differences in various jurisdictions percent	7.90%

[1]	One-off tax reduction provided by the Hong Kong government.